Long-Term Investments (Details) ¥ in Thousands		12 Months Ended
	Jun. 01, 2020 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018	Mar. 31, 2021 CNY (¥)
Long-Term Investments (Details) [Line Items]
Total committed capital	¥ 1,270,000
Invested		¥ 75,443		¥ 55,137
Equity interest percentage		19.84%	19.84%		25.00%	30.00%
Loss		¥ (1,018)	$ (158,000)	(595)	¥ (239)
Cash consideration					10,000
Carrying amount (in Dollars) | $			$ 1,500
BOTO [Member]
Long-Term Investments (Details) [Line Items]
Loss		4		15	21
Beijing Cloud Apply Co., Ltd. [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage						46.00%
Loss		16		¥ 53
Sanli Foundation Education Limited [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage				50.00%
Loss					32
Shanghai Yurong culture and Art Co., Ltd. [Member]
Long-Term Investments (Details) [Line Items]
Invested		¥ 21,951
Equity interest percentage		18.00%	18.00%
Chengdu Qingjiao Education Technology Co. [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage		10.00%	10.00%
Startcamp [Member]
Long-Term Investments (Details) [Line Items]
Loss		¥ 998		¥ 539	¥ 99
Gaoze Partnership [Member]
Long-Term Investments (Details) [Line Items]
Invested				42,000			¥ 1,134
Equity Method Investments [Member]
Long-Term Investments (Details) [Line Items]
Loss		¥ 200